Unsecured senior notes (Tables) - Unsecured senior notes	12 Months Ended
Mar. 31, 2022
Unsecured senior notes
Summary of the unsecured senior notes

	As of March 31,		Effective
	2021	2022	interest rate

	(in millions of RMB)
US$1,500 million 3.125% notes due 2021	9,831	—	3.26%
US$700 million 2.800% notes due 2023	4,584	4,439	2.90%
US$2,250 million 3.600% notes due 2024	14,724	14,256	3.68%
US$2,550 million 3.400% notes due 2027	16,616	16,091	3.52%
US$1,500 million 2.125% notes due 2031	9,782	9,469	2.20%
US$700 million 4.500% notes due 2034	4,545	4,400	4.60%
US$1,000 million 4.000% notes due 2037	6,510	6,300	4.06%
US$1,000 million 2.700% notes due 2041	6,463	6,256	2.80%
US$1,750 million 4.200% notes due 2047	11,382	11,014	4.25%
US$1,500 million 3.150% notes due 2051	9,764	9,448	3.19%
US$1,000 million 4.400% notes due 2057	6,501	6,290	4.44%
US$1,000 million 3.250% notes due 2061	6,510	6,296	3.28%
Carrying value	107,212	94,259
Unamortized discount and debt issuance costs	756	668
Total principal amounts of unsecured senior notes	107,968	94,927
Less: current portion of principal amounts of unsecured senior notes	(9,845)	—
Non-current portion of principal amounts of unsecured senior notes	98,123	94,927

Schedule of future principal payments due

Principal amounts
(in millions of RMB)
Within 1 year	—
Between 1 to 2 years	4,445
Between 2 to 3 years	14,287
Between 3 to 4 years	—
Between 4 to 5 years	—
Thereafter	76,195
94,927